Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising shares assigned for deferred variable remuneration plans (Details)	12 Months Ended
	Dec. 31, 2025 payments shares	Dec. 31, 2024 shares
Disclosure of transactions between related parties [line items]
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferral period	5 years
2020 variable remuneration
Disclosure of transactions between related parties [line items]
Long-term metric achievement percentage	83.00%
CET objective, result	100.00%
CET objective, target	12.00%
Individual objectives, weight	33.30%
BPA growth objective, result	150.00%
BPA growth objective, target	10.00%
TSR minimum metric, result	0.00%
TSR minimum metric, target	33.00%
2021 variable remuneration
Disclosure of transactions between related parties [line items]
Long-term metric achievement percentage	91.60%
CET objective, result	100.00%
CET objective, target	12.00%
Individual objectives, weight	33.30%
BPA growth objective, result	150.00%
BPA growth objective, target	100.00%
TSR minimum metric, result	25.00%
TSR minimum metric, target	33.00%
TSR maximum metric, target	66.00%
2022 variable remuneration
Disclosure of transactions between related parties [line items]
Long-term metric achievement percentage	115.20%
RoTE objective, result	150.00%
Deferred payment, ROE objective, weight	40.00%
Relative TSR metric, achievement rate	83.00%
Deferred payment, TSR objective, weight	40.00%
Sustainability metric, achievement rate	25.00%
Deferred payment, sustainability objective, weight	20.00%
Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Deferred payment, ROE objective, weight	30.00%
Deferred payment, TSR objective, weight	50.00%
Deferred payment, sustainability objective, weight	20.00%
Maximum | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferral period	5 years
Directors | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(59,145)	(59,145)
Directors | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(47,914)	(47,914)
Directors | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Instruments matured but not consolidated at beginning of period (in shares)		(74,992)
Shares delivered (deferred payment variable remuneration) (in shares)	(272,588)	(297,586)
Directors | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(104,413)	(104,413)
Directors | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)		(790,931)
Shares delivered (deferred payment variable remuneration) (in shares)	(188,768)
Directors | 2024 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)	(683,927)
Directors | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferral period	5 years
Number of payments subject to fulfilment of specific objectives | payments	3
Directors | Ana Botín | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(35,452)	(35,452)
Directors | Ana Botín | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(31,049)	(31,049)
Directors | Ana Botín | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Instruments matured but not consolidated at beginning of period (in shares)		(44,774)
Shares delivered (deferred payment variable remuneration) (in shares)	(162,750)	(177,675)
Directors | Ana Botín | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(62,334)	(62,334)
Directors | Ana Botín | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)		(469,286)
Shares delivered (deferred payment variable remuneration) (in shares)	(114,421)
Directors | Ana Botín | 2024 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)	(404,447)
Directors | José Antonio Álvarez | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(23,693)	(23,693)
Directors | José Antonio Álvarez | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(16,865)	(16,865)
Directors | José Antonio Álvarez | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Instruments matured but not consolidated at beginning of period (in shares)		(30,218)
Shares delivered (deferred payment variable remuneration) (in shares)	(109,838)	(119,911)
Directors | José Antonio Álvarez | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(42,079)	(42,079)
Directors | Héctor Grisi | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)		(321,645)
Shares delivered (deferred payment variable remuneration) (in shares)	(74,347)
Directors | Héctor Grisi | 2024 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)	(279,480)
Directors | Maximum | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	59,145	118,290
Maximum number of shares to be delivered at end of period (in shares)		59,145
Directors | Maximum | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	95,826	143,740
Maximum number of shares to be delivered at end of period (in shares)	47,912	95,826
Directors | Maximum | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	892,756	1,190,342
Maximum number of shares to be delivered at end of period (in shares)	545,176	892,756
Directors | Maximum | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	495,961	600,374
Maximum number of shares to be delivered at end of period (in shares)	391,548	495,961
Directors | Maximum | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	1,085,421	1,876,352
Maximum number of shares to be delivered at end of period (in shares)	896,653	1,085,421
Directors | Maximum | 2024 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	1,632,496
Maximum number of shares to be delivered at end of period (in shares)	948,569	1,632,496
Directors | Maximum | 2025 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	1,010,904
Directors | Maximum | Ana Botín | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	35,452	70,905
Maximum number of shares to be delivered at end of period (in shares)		35,452
Directors | Maximum | Ana Botín | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	62,097	93,146
Maximum number of shares to be delivered at end of period (in shares)	31,048	62,097
Directors | Maximum | Ana Botín | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	533,023	710,698
Maximum number of shares to be delivered at end of period (in shares)	325,499	533,023
Directors | Maximum | Ana Botín | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	296,085	358,419
Maximum number of shares to be delivered at end of period (in shares)	233,751	296,085
Directors | Maximum | Ana Botín | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	657,923	1,127,209
Maximum number of shares to be delivered at end of period (in shares)	543,502	657,923
Directors | Maximum | Ana Botín | 2024 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	976,463
Maximum number of shares to be delivered at end of period (in shares)	572,016	976,463
Directors | Maximum | Ana Botín | 2025 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	602,746
Directors | Maximum | José Antonio Álvarez | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	23,693	47,386
Maximum number of shares to be delivered at end of period (in shares)		23,693
Directors | Maximum | José Antonio Álvarez | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	33,729	50,594
Maximum number of shares to be delivered at end of period (in shares)	16,864	33,729
Directors | Maximum | José Antonio Álvarez | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	359,733	479,644
Maximum number of shares to be delivered at end of period (in shares)	219,677	359,733
Directors | Maximum | José Antonio Álvarez | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	199,875	241,954
Maximum number of shares to be delivered at end of period (in shares)	157,796	199,875
Directors | Maximum | Héctor Grisi | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	427,498	749,143
Maximum number of shares to be delivered at end of period (in shares)	353,151	427,498
Directors | Maximum | Héctor Grisi | 2024 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	656,033
Maximum number of shares to be delivered at end of period (in shares)	376,553	656,033
Directors | Maximum | Héctor Grisi | 2025 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	408,159